Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000011118 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[1]
C000011118 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
C000011118 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
C000011118 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000011118 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000011118 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000011118 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000011118 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000011118 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000011120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[2]
C000011120 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[2]
C000011120 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000011120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000011120 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
C000011120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000011120 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000011120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000011120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000202421 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[3]
C000202421 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[3]
C000202421 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[3]
C000202421 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
C000202421 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000202421 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000202421 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000202421 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000202421 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000011122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[4]
C000011122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000011122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[4]
C000011122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[4]
C000011122 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[4]
C000011122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000011122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000011122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000011122 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000011121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[5]
C000011121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[5]
C000011121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[5]
C000011121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[5]
C000011121 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000011121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000011121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000011121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000011121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.